Nature of Operations and Significant Accounting Policies - Pre-tax Impacts To Comprehensive Income (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase to income before taxes
Deferred acquisition costs amortization			$ (388.7)	$ (385.7)	$ (372.2)
Cost of reinsurance amortization	$ (464.8)	$ (33.2)	(20.4)	(19.3)	(23.0)
Income before income taxes	$ 1,029.7	$ 57.4	$ 149.2	5,785.5	$ 1,512.7
Adjustment related to actuarial balance re-cohorting
Increase to income before taxes
Cost of reinsurance amortization				33.7
Change in additional liability for certain benefit features				167.4
Income before income taxes				201.1
Increase to pre-tax other comprehensive income
Cost of reinsurance unrealized gains (losses)				(2.1)
Change in additional liability for certain benefit features unrealized gains				7.8
Total increase to pre-tax other comprehensive income				5.7
Total increase to pre-tax comprehensive income				$ 206.8